3. PRINCIPLES OF CONSOLIDATION (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cemig Geracao E Transmissao [Member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		100.00%	100.00%
Cemig Distribuicao SA [Member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		100.00%	100.00%
GASMIG [Member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		99.57%	99.57%
Cemig Geracao Distribuida (Usina Termica Ipatinga) [Member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		100.00%	100.00%
Efficientia [Member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		100.00%	100.00%
Luce Empreendimentos e Participacoes S.A [Member]
Disclosure of subsidiaries [line items]
Form of valuation	[1]	Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest	[1]		100.00%
Rio Minas Energia E Participacoes [Member]
Disclosure of subsidiaries [line items]
Form of valuation	[1]	Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest	[1]		100.00%
Light [Member]
Disclosure of subsidiaries [line items]
Form of valuation	[2]	Assets classified as held for sale	Consolidation
Percentage of ownership in subsidiary direct interest	[2]	22.58%	26.06%
Percentage of ownership in subsidiary indirect interest	[2]		23.93%
Lightger [Member]
Disclosure of subsidiaries [line items]
Form of valuation	[3]	Equity method	Consolidation
Percentage of ownership in subsidiary indirect interest	[3]	49.00%	74.49%
Guanhaes [Member]
Disclosure of subsidiaries [line items]
Form of valuation	[3]	Equity method	Consolidation
Percentage of ownership in subsidiary indirect interest	[3]	49.00%	74.49%
UHE Itaocara [Member]
Disclosure of subsidiaries [line items]
Form of valuation	[3]	Equity method	Consolidation
Percentage of ownership in subsidiary indirect interest	[3]	49.00%	74.49%
Axxion [Member]
Disclosure of subsidiaries [line items]
Form of valuation	[4]	Equity method	Consolidation
Percentage of ownership in subsidiary direct interest	[4]	49.00%	49.00%
Percentage of ownership in subsidiary indirect interest	[4]		25.49%

[1]	Merged with Cemig on April 24, 2019.
[2]	With the settlement of the restricted offering, on July 17th, 2019, the Company's equity interest in the total share capital of Light was reduced from 49.99%, on December 31th, 2018, to 22.58% on December 31th, 2019. This transaction resulted in the company ceasing to have control over this investee, and the Company recognized the remaining investment in Light in the consolidated financial position, as an Investment in affiliate or jointly-controlled entity, in accordance with IAS 28. Since the Company continues to have a firm commitment to dispose of the remaining interest in Light, the investment in that investee continues to be classified as assets held for sale, in accordance with IFRS 5 - Non-current assets held for sale, and discontinued operations. For more information, see Notes 1, 18 and 34.
[3]	On December 31, 2018, the Company holds indirect equity interests in LightGer, Guanhaes and Itaocara, of 74.49% and 49%, held through Cemig GT, and 25.49%, held through Light. As from the cessation of control of Light, the Company no longer holds control of these investees and the remaining indirect interest through Cemig GT is, from that date, measured by the equity method in the consolidated financial statements, in accordance with IAS 28. For more information, see Notes 18 and 34.
[4]	On December 31, 2018 the Company hold direct and indirect interests (through Light) in Axxiom of 49% and 25.49%, respectively. As from the cessation of control of Light, the Company no longer hold control of these investees and the remaining direct interest is, from that date, measured by the equity method in the consolidated financial statements, in accordance with IAS 28. For more information, see Notes 18 and 34